Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 24,245	$ 21,482	$ 20,383	$ 20,766	$ 16,443	$ 15,355	$ 12,114	$ 13,801	$ 11,410	$ 9,512	$ 10,000
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 23,640	20,998	19,978	20,398	16,192	15,160	11,991	13,696	11,346	9,484	10,000
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 3
Account Value [Line Items]
Line Graph and Table Measure Name	Class 3
Account Value	$ 23,942	21,234	20,179	20,581	16,315	15,254	12,055	13,747	11,379	9,497	10,000
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Account Value	$ 22,580	$ 19,743	$ 17,713	$ 19,157	$ 15,306	$ 14,890	$ 11,767	$ 12,827	$ 11,285	$ 9,617	$ 10,000